Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.35%
FHLMC (5 Year Treasury Constant Maturity +2.07%) ±	3.53%	9-1-2032	$693,909	$717,702
FHLMC	8.50	7-1-2028	24,321	27,492
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	4.81	2-1-2037	134,919	142,214
FHLMC Series 196 Class A (1 Month LIBOR +0.80%) ±	3.13	12-15-2021	1,137	1,055
FHLMC Series 2011-K16 Class B 144A±±	4.61	11-25-2046	1,000,000	1,043,590
FHLMC Series 2012-K17 Class B 144A±±	4.33	12-25-2044	675,000	702,930
FHLMC Series 2012-K18 Class B 144A±±	4.26	1-25-2045	810,000	841,912
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	720,762
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	2.78	12-15-2031	15,027	14,891
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	2.73	2-15-2033	43,113	42,694
FHLMC Series 3987 Class CI ±±(c)	3.50	6-15-2026	5,351,757	279,554
FHLMC Series K007 Class X1 ±±(c)	1.03	4-25-2020	740,620	2,989
FHLMC Series K016 Class X1 ±±(c)	1.48	10-25-2021	325,262	9,197
FHLMC Series K020 Class X1 ±±(c)	1.40	5-25-2022	6,195,957	203,297
FNMA (6 Month LIBOR +1.64%) ±	4.52	9-1-2037	39,013	40,373
FNMA	6.00	4-1-2033	56,562	58,181
FNMA	7.50	2-1-2030	17,809	17,869
FNMA	7.50	9-1-2030	23,527	23,642
FNMA Series 1996-46 Class FA (1 Month LIBOR +0.50%) ±	2.77	8-25-2021	633	616
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	295,267	7,796
FNMA Series 2001-25 Class Z	6.00	6-25-2031	69,182	75,822
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	2.87	7-25-2031	3,555	3,593
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	2.77	6-25-2031	3,579	3,604
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	2.70	12-18-2032	24,407	24,470
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	2.82	1-25-2033	6,027	6,081
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	2.72	6-25-2021	1,679	1,683
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	3.32	3-25-2022	9,272	9,347
GNMA ±±(c)	1.67	4-20-2069	11,480,185	473,043
GNMA	6.50	6-15-2028	18,757	20,646
Total Agency Securities (Cost $5,276,865)				5,517,045

Asset-Backed Securities : 0.74%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	135,236	136,798
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	2.93	10-25-2032	125,922	126,403
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.13	2-25-2034	75,992	77,340
CVS Pass-Through Trust Series T	6.04	12-10-2028	439,233	491,116
Exeter Automobile Receivables Trust Series 15-3A Class D 144A	6.55	10-17-2022	500,000	513,032
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	1,032,552
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	3.07	12-25-2031	9,547	9,459
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000	170,263
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.65	12-25-2030	107,084	110,640
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.79	2-25-2028	37,772	37,633
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%) ±	2.87	10-25-2027	28,501	28,374
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.49	10-25-2027	304,897	306,356
Total Asset-Backed Securities (Cost $3,014,411)				3,039,966

			Shares
Common Stocks : 0.00%
Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	753

Total Common Stocks (Cost $779)				753

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 73.66%
Communication Services : 11.27%
Diversified Telecommunication Services : 0.81%
AT&T Incorporated	4.00%	1-15-2022	$750,000	$778,067
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	979,895
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	301,500
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	709,534
Level 3 Financing Incorporated	5.63	2-1-2023	500,000	506,500
Level 3 Financing Incorporated	6.13	1-15-2021	66,000	66,000
				3,341,496

Entertainment : 0.42%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,443,750
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	250,000	264,688
				1,708,438

Media : 8.31%
CCO Holdings LLC 144A	4.00	3-1-2023	100,000	100,500
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	153,945
CCO Holdings LLC	5.13	2-15-2023	100,000	101,375
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	464,063
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,264,063
CCO Holdings LLC 144A	5.38	5-1-2025	3,550,000	3,665,375
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	224,406
CCO Holdings LLC	5.75	9-1-2023	50,000	51,000
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,555,428
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,298,438
Clear Channel Worldwide Holdings Incorporated 144A	9.25	2-15-2024	20,000	21,700
CSC Holdings LLC 144A	5.38	7-15-2023	1,395,000	1,430,712
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	443,063
CSC Holdings LLC 144A	5.50	5-15-2026	1,275,000	1,332,375
CSC Holdings LLC 144A	7.75	7-15-2025	2,030,000	2,182,250
Diamond Sports Group LLC / Diamond Sports Finance Company 144A%%	5.38	8-15-2026	175,000	177,844
Diamond Sports Group LLC / Diamond Sports Finance Company 144A%%	6.63	8-15-2027	175,000	179,375
DISH Network Corporation	3.38	8-15-2026	1,300,000	1,191,239
Gray Television Incorporated 144A	5.13	10-15-2024	450,000	461,813
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	4,020,313
Gray Television Incorporated 144A	7.00	5-15-2027	325,000	355,469
Interpublic Group of Companies	4.00	3-15-2022	750,000	771,925
Lamar Media Corporation	5.38	1-15-2024	375,000	385,781
Lamar Media Corporation	5.75	2-1-2026	100,000	105,470
National CineMedia LLC	6.00	4-15-2022	1,900,000	1,914,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	1,025,000	1,040,375
Nexstar Escrow Incorporated 144A	5.63	7-15-2027	150,000	155,438
Nielsen Finance LLC 144A	5.00	4-15-2022	1,725,000	1,722,326
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,550
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	796,987
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,200,000	1,936,000
Scripps Escrow Incorporated 144A	5.88	7-15-2027	100,000	101,019
The E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000	2,452,300
				34,077,167

Wireless Telecommunication Services : 1.73%
Sprint Capital Corporation	6.88	11-15-2028	175,000	192,500
Sprint Capital Corporation	8.75	3-15-2032	975,000	1,212,656
Sprint Communications Incorporated	7.00	8-15-2020	225,000	233,372
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	796,875
T-Mobile USA Incorporated	4.00	4-15-2022	650,000	661,375
T-Mobile USA Incorporated	4.50	2-1-2026	125,000	127,344
T-Mobile USA Incorporated	4.75	2-1-2028	425,000	436,688
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	438,813
T-Mobile USA Incorporated	5.38	4-15-2027	1,500,000	1,591,875

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.00%	3-1-2023	$300,000	$305,187
T-Mobile USA Incorporated	6.38	3-1-2025	975,000	1,010,344
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	82,900
				7,089,929

Consumer Discretionary : 8.63%
Auto Components : 1.59%
Allison Transmission Incorporated 144A	4.75	10-1-2027	650,000	650,000
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000	2,285,888
Allison Transmission Incorporated 144A	5.88	6-1-2029	400,000	425,000
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,923,750
Cooper Tire & Rubber Company	8.00	12-15-2019	600,000	608,922
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	491,400
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	125,000	129,338
				6,514,298

Distributors : 0.60%
IAA Spinco Incorporated 144A	5.50	6-15-2027	1,300,000	1,359,313
LKQ Corporation	4.75	5-15-2023	1,075,000	1,092,738
				2,452,051

Diversified Consumer Services : 1.56%
Carriage Services Incorporated 144A	6.63	6-1-2026	575,000	589,375
Service Corporation International	4.63	12-15-2027	650,000	666,250
Service Corporation International	5.38	5-15-2024	100,000	102,632
Service Corporation International	7.50	4-1-2027	3,400,000	4,088,500
Service Corporation International	8.00	11-15-2021	850,000	932,875
				6,379,632

Hotels, Restaurants & Leisure : 1.53%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,698,000	3,790,450
Hilton Domestic Operating Company 144A	4.88	1-15-2030	100,000	102,750
Hilton Domestic Operating Company	5.13	5-1-2026	425,000	441,516
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	1,875,000	1,952,344
				6,287,060

Internet & Direct Marketing Retail : 0.19%
Expedia Incorporated	5.95	8-15-2020	750,000	776,342

Multiline Retail : 0.15%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	607,404

Specialty Retail : 2.46%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	623,833
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,219,063
Group 1 Automotive Incorporated	5.00	6-1-2022	200,000	202,284
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	1,500,000	1,531,875
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	975,713
Penske Auto Group Incorporated	3.75	8-15-2020	540,000	541,350
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,209,125
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,167,439
Sonic Automotive Incorporated	5.00	5-15-2023	849,000	855,198
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	773,063
				10,098,943

Textiles, Apparel & Luxury Goods : 0.55%
The William Carter Company 144A	5.63	3-15-2027	825,000	865,219

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide Incorporated 144A	5.00%	9-1-2026	$1,411,000	$1,411,000
				2,276,219

Consumer Staples : 1.10%
Beverages : 0.17%
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	691,875

Food Products : 0.68%
B&G Foods Incorporated	4.63	6-1-2021	300,000	300,375
Darling Ingredients Incorporated 144A	5.25	4-15-2027	500,000	519,595
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	175,000	182,875
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,347,413
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	150,000	157,500
Prestige Brands Incorporated 144A	6.38	3-1-2024	280,000	290,766
				2,798,524

Household Products : 0.08%
Central Garden & Pet Company	5.13	2-1-2028	225,000	225,000
Spectrum Brands Incorporated	5.75	7-15-2025	50,000	51,798
Spectrum Brands Incorporated	6.63	11-15-2022	63,000	64,260
				341,058

Tobacco : 0.17%
Reynolds American Incorporated	6.88	5-1-2020	650,000	670,500

Energy : 15.22%
Energy Equipment & Services : 4.21%
Bristow Group Incorporated †*	6.25	10-15-2022	3,855,000	732,450
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,325,000	834,750
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,350,000
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,388,375
Hilcorp Energy Company 144A	5.75	10-1-2025	1,875,000	1,823,438
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	339,500
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000	363,458
NGPL PipeCo LLC 144A	4.88	8-15-2027	550,000	589,875
NGPL PipeCo LLC 144A	7.77	12-15-2037	4,785,000	6,286,294
Oceaneering International Incorporated	6.00	2-1-2028	1,725,000	1,690,500
USA Compression Partners LP	6.88	4-1-2026	850,000	884,085
				17,282,725

Oil, Gas & Consumable Fuels : 11.01%
Antero Midstream Partners LP 144A	5.75	1-15-2028	650,000	606,938
Archrock Partners LP 144A	6.88	4-1-2027	500,000	526,250
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	786,382
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	1,000,000	995,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	350,000	343,700
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	900,000	979,785
Cheniere Energy Partners LP	5.25	10-1-2025	3,925,000	4,067,360
Cheniere Energy Partners LP	5.63	10-1-2026	300,000	317,250
Denbury Resources Incorporated	6.38	12-31-2024	802,000	487,438
Denbury Resources Incorporated 144A	7.75	2-15-2024	1,123,000	822,598
Denbury Resources Incorporated 144A	9.00	5-15-2021	800,000	754,000
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000	593,190
El Paso LLC	6.50	4-1-2020	750,000	769,398
Energy Transfer Partners LP	5.20	2-1-2022	750,000	793,868
EnLink Midstream Partners LP	4.40	4-1-2024	3,200,000	3,252,960
EnLink Midstream Partners LP	4.85	7-15-2026	600,000	609,000
EnLink Midstream Partners LP	5.38	6-1-2029	50,000	51,548
Gulfport Energy Corporation	6.00	10-15-2024	1,250,000	962,375
Indigo Natural Resources LLC 144A	6.88	2-15-2026	400,000	337,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	777,990
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	297,074

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Incorporated	7.42%	2-15-2037	$800,000	$954,789
Murphy Oil Corporation	4.20	12-1-2022	1,250,000	1,268,400
Murphy Oil Corporation	5.75	8-15-2025	185,000	189,625
Murphy Oil Corporation	6.88	8-15-2024	850,000	888,165
Nabors Industries Incorporated	0.75	1-15-2024	1,425,000	1,000,673
Nabors Industries Incorporated	4.63	9-15-2021	750,000	735,000
Phillips 66	4.30	4-1-2022	625,000	657,180
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	779,161
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,625,000	2,686,910
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,974,000	2,189,758
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	274,268
Rose Rock Midstream LP	5.63	7-15-2022	1,300,000	1,282,125
Rose Rock Midstream LP	5.63	11-15-2023	825,000	794,063
SemGroup Corporation	6.38	3-15-2025	3,425,000	3,288,000
SemGroup Corporation	7.25	3-15-2026	1,000,000	970,000
Southern Star Central Corporation 144A	5.13	7-15-2022	925,000	929,625
Southwestern Energy Company	7.50	4-1-2026	400,000	350,000
Southwestern Energy Company	7.75	10-1-2027	400,000	347,128
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	193,500
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,200,000	5,265,000
Tesoro Logistics LP	6.38	5-1-2024	450,000	471,375
Ultra Resources Incorporated 144A	7.13	4-15-2025	2,425,000	194,000
Whiting Petroleum Corporation	1.25	4-1-2020	325,000	316,274
				45,156,123

Financials : 7.73%
Banks : 1.42%
Bank of America Corporation	5.70	1-24-2022	250,000	269,986
Citigroup Incorporated	4.13	3-9-2021	60,000	61,056
Citigroup Incorporated	4.50	1-14-2022	250,000	262,232
Citigroup Incorporated	6.13	3-9-2028	75,000	86,438
City National Bank	5.38	7-15-2022	500,000	535,751
International Finance Corporation	7.50	5-9-2022	9,000,000	2,477,249
International Finance Corporation	7.50	5-9-2022	5,000,000	1,376,250
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	750,000	764,865
				5,833,827

Capital Markets : 0.42%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	4.89	6-25-2033	103,196	103,237
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	789,706
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	807,847
				1,700,790

Consumer Finance : 1.47%
Ally Financial Incorporated	8.00	3-15-2020	880,000	907,500
Discover Financial Services	5.20	4-27-2022	750,000	801,774
FirstCash Incorporated 144A	5.38	6-1-2024	575,000	593,705
Navient Corporation	8.00	3-25-2020	930,000	959,063
Springleaf Finance Corporation	6.13	3-15-2024	750,000	812,578
Springleaf Finance Corporation	6.63	1-15-2028	100,000	107,750
Springleaf Finance Corporation	7.13	3-15-2026	925,000	1,038,891
Synchrony Financial	5.15	3-19-2029	750,000	823,857
				6,045,118

Diversified Financial Services : 2.16%
Jefferies Finance LLC 144A	6.25	6-3-2026	1,075,000	1,094,619
LPL Holdings Incorporated 144A	5.75	9-15-2025	7,500,000	7,762,500
				8,857,119

Insurance : 2.18%
American International Group Incorporated	4.88	6-1-2022	750,000	800,495

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
AmWINS Group Incorporated 144A	7.75%	7-1-2026	$1,125,000	$1,174,219
Athene Holding Limited	4.13	1-12-2028	750,000	757,363
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	695,523
HUB International Limited 144A	7.00	5-1-2026	500,000	508,435
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	827,362
ProAssurance Corporation	5.30	11-15-2023	750,000	812,866
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	754,275
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	767,734
USI Incorporated 144A	6.88	5-1-2025	1,175,000	1,166,423
W.R. Berkley Corporation	4.63	3-15-2022	650,000	685,067
				8,949,762

REITs : 0.08%
MPT Operating Partnership LP	4.63	8-1-2029	325,000	328,859

Health Care : 6.79%
Health Care Equipment & Supplies : 1.10%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	413,500
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	206,250
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000	1,933,162
Hologic Incorporated 144A	4.63	2-1-2028	225,000	230,625
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,247,000	1,274,459
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000	443,750
				4,501,746

Health Care Providers & Services : 4.67%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	194,750
Centene Corporation 144A	5.38	6-1-2026	575,000	607,344
Centene Corporation	6.13	2-15-2024	325,000	340,438
CHS Incorporated	5.13	8-1-2021	2,350,000	2,326,500
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	783,931
Davita Incorporated	5.00	5-1-2025	950,000	931,019
Express Scripts Holding Company	3.90	2-15-2022	315,000	325,516
HCA Incorporated	5.25	6-15-2026	325,000	360,710
HealthSouth Corporation	5.75	9-15-2025	575,000	598,000
MEDNAX Incorporated 144A	5.25	12-1-2023	475,000	474,178
MEDNAX Incorporated 144A	6.25	1-15-2027	550,000	545,875
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,861,000	2,775,056
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,135,750
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,634,063
MPT Operating Partnership LP	6.38	3-1-2024	110,000	115,500
NVA Holdings Company 144A	6.88	4-1-2026	200,000	214,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	475,000	440,563
Select Medical Corporation 144A%%	6.25	8-15-2026	800,000	812,000
Select Medical Corporation	6.38	6-1-2021	3,050,000	3,053,813
Tenet Healthcare Corporation	4.63	7-15-2024	436,000	444,175
Tenet Healthcare Corporation	6.00	10-1-2020	700,000	720,125
Vizient Incorporated 144A	6.25	5-15-2027	175,000	185,938
WellCare Health Plans Incorporated 144A	5.38	8-15-2026	125,000	132,204
				19,151,448

Health Care Technology : 0.61%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,950,000	1,954,290
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	300,000	306,825
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	235,125
				2,496,240

Life Sciences Tools & Services : 0.25%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	275,000	290,813
Life Technologies Corporation	6.00	3-1-2020	750,000	764,446
				1,055,259

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.16%
Bausch Health Companies Incorporated 144A	5.75%	8-15-2027	$75,000	$78,938
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	103,000
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	50,000	51,969
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	375,000	413,006
				646,913

Industrials : 5.50%
Aerospace & Defense : 0.56%
L3Harris Technologies Incorporated 144A	4.95	2-15-2021	750,000	772,427
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,500,000	1,526,250
				2,298,677

Airlines : 0.87%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000	1,173,053
BBA US Holdings Incorporated 144A	5.38	5-1-2026	2,025,000	2,118,960
Delta Air Lines Incorporated	4.75	11-7-2021	283,730	287,901
				3,579,914

Commercial Services & Supplies : 2.68%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000	1,836,975
Aramark Services Incorporated 144A	5.00	2-1-2028	225,000	234,563
Aramark Services Incorporated	5.13	1-15-2024	545,000	558,832
Covanta Holding Corporation	5.88	3-1-2024	1,530,000	1,568,403
Covanta Holding Corporation	5.88	7-1-2025	515,000	534,313
Covanta Holding Corporation	6.00	1-1-2027	1,150,000	1,187,375
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,950,000	5,086,125
				11,006,586

Electrical Equipment : 0.13%
Resideo Funding Incorporated 144A	6.13	11-1-2026	500,000	528,125

Industrial Conglomerates : 0.05%
General Electric Capital Corporation	4.65	10-17-2021	187,000	194,817

Machinery : 0.88%
Harsco Corporation 144A	5.75	7-31-2027	75,000	77,250
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,425,000	1,510,500
Trimas Corporation 144A	4.88	10-15-2025	1,997,000	2,021,963
				3,609,713

Professional Services : 0.14%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	559,159

Trading Companies & Distributors : 0.19%
Fortress Transportation and Infrastructure Investors LLC 144A	6.50	10-1-2025	750,000	777,188

Information Technology : 6.24%
Communications Equipment : 0.19%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000	750,750
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	50,000	49,250
				800,000

Electronic Equipment, Instruments & Components : 0.19%
Keysight Technologies	4.60	4-6-2027	600,000	643,663
MTS Systems Corporation 144A	5.75	8-15-2027	125,000	128,438
				772,101

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value
IT Services : 1.90%
Cardtronics Incorporated 144A	5.50%	5-1-2025	$2,273,000	$2,247,429
First Data Corporation 144A	5.00	1-15-2024	950,000	973,275
First Data Corporation 144A	5.38	8-15-2023	332,000	340,864
First Data Corporation 144A	5.75	1-15-2024	375,000	385,688
Gartner Incorporated 144A	5.13	4-1-2025	1,525,000	1,568,844
Infor US Incorporated	6.50	5-15-2022	550,000	559,625
Zayo Group LLC 144A	5.75	1-15-2027	625,000	634,375
Zayo Group LLC	6.38	5-15-2025	1,043,000	1,069,231
				7,779,331

Semiconductors & Semiconductor Equipment : 0.17%
Broadcom Corporation	3.50	1-15-2028	750,000	705,921

Software : 0.82%
CDK Global Incorporated	5.00	10-15-2024	225,000	238,496
CDK Global Incorporated 144A	5.25	5-15-2029	175,000	181,563
CDK Global Incorporated	5.88	6-15-2026	175,000	186,156
Fair Isaac Corporation 144A	5.25	5-15-2026	950,000	1,001,063
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	520,000
Symantec Corporation 144A	5.00	4-15-2025	475,000	484,661
VMware Incorporated	3.90	8-21-2027	750,000	760,312
				3,372,251

Technology Hardware, Storage & Peripherals : 2.97%
Dell International LLC 144A	5.88	6-15-2021	1,000,000	1,017,287
Dell International LLC 144A	7.13	6-15-2024	4,525,000	4,785,225
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	750,000	828,779
Hewlett-Packard Company	4.05	9-15-2022	750,000	781,126
NCR Corporation	5.88	12-15-2021	5,000	5,036
NCR Corporation	6.38	12-15-2023	4,650,000	4,775,643
				12,193,096

Materials : 2.43%
Chemicals : 0.29%
Dow Chemical Company	4.13	11-15-2021	750,000	776,271
Valvoline Incorporated	5.50	7-15-2024	375,000	387,188
				1,163,459

Containers & Packaging : 2.04%
Ball Corporation	4.88	3-15-2026	575,000	609,788
Ball Corporation	5.00	3-15-2022	25,000	26,183
Ball Corporation	5.25	7-1-2025	190,000	206,863
Berry Global Escrow Corporation 144A	5.63	7-15-2027	175,000	183,750
Berry Global Incorporated	5.13	7-15-2023	350,000	357,438
Berry Global Incorporated	6.00	10-15-2022	215,000	219,031
Crown Americas Capital Corporation V	4.25	9-30-2026	100,000	101,520
Crown Americas Capital Corporation VI	4.75	2-1-2026	975,000	1,002,300
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	41,125
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,500,000	1,331,250
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	275,000	248,875
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	325,000	349,781
Owens-Illinois Incorporated 144A	6.38	8-15-2025	2,375,000	2,592,461
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	675,000	686,813
Sealed Air Corporation 144A	5.25	4-1-2023	325,000	346,125
Silgan Holdings Incorporated	5.50	2-1-2022	75,000	75,000
				8,378,303

Metals & Mining : 0.10%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	3,108,611	0

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Novelis Corporation 144A	5.88%	9-30-2026	$400,000	$414,500
				414,500

Real Estate : 3.46%
Equity REITs : 3.46%
American Tower Corporation	5.90	11-1-2021	650,000	696,609
CoreCivic Incorporated	5.00	10-15-2022	575,000	563,500
DDR Corporation	4.70	6-1-2027	600,000	647,373
Equinix Incorporated	5.75	1-1-2025	1,375,000	1,421,448
Equinix Incorporated	5.88	1-15-2026	425,000	451,299
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,750,000	1,800,313
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000	151,500
Iron Mountain Incorporated	6.00	8-15-2023	2,500,000	2,548,475
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	627,597
Sabra Health Care LP	5.38	6-1-2023	900,000	913,338
SBA Communications Corporation	4.00	10-1-2022	225,000	227,700
SBA Communications Corporation	4.88	7-15-2022	640,000	646,413
The Geo Group Incorporated	5.13	4-1-2023	800,000	714,000
The Geo Group Incorporated	5.88	1-15-2022	600,000	572,250
The Geo Group Incorporated	5.88	10-15-2024	840,000	701,400
The Geo Group Incorporated	6.00	4-15-2026	184,000	150,880
Ventas Realty LP	4.25	3-1-2022	650,000	676,723
Welltower Incorporated	5.25	1-15-2022	650,000	689,630
				14,200,448

Utilities : 5.23%
Electric Utilities : 0.73%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	774,504
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	775,000	786,625
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	175,000	176,750
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	1,250,000	1,255,888
				2,993,767

Gas Utilities : 0.31%
AmeriGas Partners LP	5.75	5-20-2027	1,000,000	1,050,000
Suburban Propane Partners LP	5.88	3-1-2027	225,000	227,250
				1,277,250

Independent Power & Renewable Electricity Producers : 3.99%
NSG Holdings LLC 144A	7.75	12-15-2025	3,901,856	4,189,618
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,225,000	5,329,500
TerraForm Global Operating LLC 144A	6.13	3-1-2026	1,175,000	1,192,625
TerraForm Power Operating LLC 144A	4.25	1-31-2023	3,025,000	3,027,934
TerraForm Power Operating LLC 144A	5.00	1-31-2028	675,000	685,125
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,951,750
				16,376,552

Multi-Utilities : 0.20%
CMS Energy Corporation	5.05	3-15-2022	750,000	795,882

Total Corporate Bonds and Notes (Cost $301,032,709)				302,154,500

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal		Value
Foreign Corporate Bonds and Notes: 5.06%
Financials : 5.06%
Banks : 5.00%
European Investment Bank	7.25%	6-28-2021	BRL	9,000,000	$2,440,932
European Investment Bank	7.50	4-13-2022	BRL	9,000,000	2,485,527
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,474,447
European Investment Bank	8.38	7-29-2022	ZAR	40,000,000	2,894,808
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,470,327
European Investment Bank	9.00	3-31-2021	ZAR	17,400,000	1,253,758
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	1,045,139
International Bank for Reconstruction & Development	7.50	6-9-2021	BRL	5,000,000	1,364,118
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	2,443,597
KfW	7.50	11-10-2022	ZAR	36,000,000	2,554,822
Landwirtschaftliche Rentenbank	8.25	5-23-2022	ZAR	15,000,000	1,080,664
					20,508,139

Diversified Financial Services : 0.06%
AA Bond Company Limited	4.25	7-31-2043	GBP	200,000	246,849

Foreign Government Bonds: 23.27%
Colombia	6.00	4-28-2028	COP	6,800,000,000	2,092,363
Colombia	7.50	8-26-2026	COP	22,725,000,000	7,692,289
Colombia	7.75	9-18-2030	COP	16,000,000,000	5,565,894
India	7.16	5-20-2023	INR	420,000,000	6,261,685
India	7.80	4-11-2021	INR	435,000,000	6,494,803
Indonesia	7.50	8-15-2032	IDR	57,000,000,000	4,005,697
Indonesia	8.25	5-15-2029	IDR	88,615,000,000	6,714,624
Indonesia	8.38	9-15-2026	IDR	110,000,000,000	8,366,341
Malaysia	4.18	7-15-2024	MYR	19,850,000	4,964,660
Malaysia	4.23	6-30-2031	MYR	51,300,000	12,929,768
Mexico	5.75	3-5-2026	MXN	117,000,000	5,587,427
Mexico	8.50	5-31-2029	MXN	200,000,000	11,142,391
Republic of Peru	6.35	8-12-2028	PEN	16,400,000	5,687,253
Romania	3.25	4-29-2024	RON	35,000,000	7,947,675
Total Foreign Government Bonds (Cost $95,304,397)					95,452,870

Loans : 19.69%
Communication Services : 3.78%
Diversified Telecommunication Services : 0.73%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.48	2-22-2024		555,420	555,653
Telesat Canada (3 Month LIBOR +2.50%) ±	4.83	11-17-2023		2,417,257	2,417,257
					2,972,910

Entertainment : 0.10%
Diamond Sports Group LLC / Diamond Sports Finance Company
(1 Month LIBOR +3.25%) ±<	0.00	7-17-2026		400,000	400,660

Media : 2.84%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.49	10-19-2023		5,861,965	5,847,310
Charter Communications Operating LLC (3 Month LIBOR +2.00%) ±	4.33	4-30-2025		1,083,500	1,085,104
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.83	1-25-2026		148,125	147,940
Gray Television Incorporated (3 Month LIBOR +2.50%) ±	4.83	1-2-2026		572,125	573,246
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±	5.74	3-28-2025		1,517,063	1,512,011
National CineMedia LLC (1 Month LIBOR +3.00%) ±	5.31	6-20-2025		297,000	296,258

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±‡	4.58%	1-15-2026	$497,500	$495,634
Nexstar Broadcasting Incorporated (3 Month LIBOR +2.75%) ±<	0.00	6-19-2026	1,250,000	1,249,738
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	4.37	10-4-2023	461,991	461,002
				11,668,243

Wireless Telecommunication Services : 0.11%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.75	2-2-2024	439,875	438,665

Consumer Discretionary : 2.58%
Auto Components : 0.38%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	4.26	3-29-2026	1,036,245	1,041,633
Belron Finance US LLC (3 Month LIBOR +2.50%) ±‡	5.07	11-7-2024	295,500	295,686
Panther BF Aggregator 2 LP (1 Month LIBOR +3.50%) ±	5.73	4-30-2026	225,000	224,861
				1,562,180

Distributors : 0.58%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.27	11-14-2022	2,422,698	2,389,385

Hotels, Restaurants & Leisure : 1.47%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.48	8-8-2021	525,463	525,463
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.23	11-30-2023	887,893	888,586
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.77	1-24-2023	4,907,842	4,032,626
Whatabrands LLC (3 Month LIBOR +3.25%) ±<	0.00	7-23-2026	575,000	576,800
				6,023,475

Internet & Direct Marketing Retail : 0.06%
Shutterfly Incorporated (1 Month LIBOR +2.50%) ±	4.74	8-17-2024	243,368	243,329

Specialty Retail : 0.09%
ABC Supply Company Incorporated (1 Month LIBOR +2.00%) ±	4.23	10-31-2023	372,145	369,819

Consumer Staples : 0.46%
Food Products : 0.41%
CHG PPC Parent LLC (1 Month LIBOR +2.75%) ±‡	4.99	3-31-2025	123,750	123,055
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	4.23	1-26-2024	1,577,375	1,575,403
				1,698,458

Household Products : 0.05%
Clearwater Paper Corporation (3 Month LIBOR +3.25%) ±<‡	0.00	7-24-2026	200,000	201,000

Energy : 1.29%
Energy Equipment & Services : 0.20%
Hornbeck Offshore Services Incorporated (6 Month LIBOR +9.50%) ±‡	9.50	2-5-2025	1,126,250	827,794

Oil, Gas & Consumable Fuels : 1.09%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±‡	8.98	10-29-2025	600,000	492,000
EPIC Crude Services LP (1 Month LIBOR +5.00%) ±	7.24	2-20-2026	1,950,000	1,915,271
Grizzly Acquisitions Incorporated (3 Month LIBOR +3.25%) ±	5.57	10-1-2025	372,188	372,321
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±	5.23	2-17-2025	222,188	213,855
Ultra Resources Incorporated (1 Month LIBOR +3.75%) ±	6.02	4-12-2024	1,996,722	1,483,824
				4,477,271

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value
Financials : 3.73%
Capital Markets : 1.24%
Focus Financial Partners LLC (1 Month LIBOR +2.50%) ±	4.73%	7-3-2024	$746,492	$746,806
Global Business Travel Holdings Limited (3 Month LIBOR +2.50%) ±‡	5.04	8-13-2025	148,875	148,783
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.58	7-17-2025	768,323	765,442
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.25%) ±	5.48	6-1-2023	587,095	582,445
Tortoise Borrower LLC (1 Month LIBOR +3.50%) ±‡	5.73	1-31-2025	223,429	223,429
VFH Parent LLC (6 Month LIBOR +3.50%) ±	6.04	3-1-2026	241,667	242,121
Victory Capital Holdings Incorporated (3 Month LIBOR +3.25%) ±	5.57	7-1-2026	2,378,182	2,390,810
				5,099,836

Consumer Finance : 0.01%
TransUnion LLC (1 Month LIBOR +2.00%) ±	4.23	6-19-2025	49,500	49,562

Diversified Financial Services : 1.20%
Jefferies Finance LLC (1 Month LIBOR +3.75%) ±	6.19	6-3-2026	350,000	349,017
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.52	9-23-2024	1,058,251	1,060,240
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ±‡	5.58	4-30-2022	2,413,689	2,419,723
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.76	4-30-2023	1,090,000	1,090,000
				4,918,980

Insurance : 1.24%
Alliant Holdings Intermediate LLC (1 Month LIBOR +3.00%) ±	5.27	5-9-2025	1,368,442	1,348,517
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	5.01	1-25-2024	881,616	881,616
BroadStreet Partners Incorporated (3 Month LIBOR +3.25%) ±<	0.00	11-8-2023	275,000	274,772
Hub International Limited (3 Month LIBOR +3.00%) ±	5.27	4-25-2025	1,237,500	1,223,826
Solera Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.98	3-3-2023	1,074,651	1,070,621
USI Incorporated (3 Month LIBOR +3.00%) ±	5.33	5-16-2024	295,120	290,755
				5,090,107

Mortgage REITs : 0.04%
Blackstone Mortgage Trust Incorporated (1 Month LIBOR +2.50%) ±‡	4.74	4-23-2026	150,000	150,563

Health Care : 1.35%
Health Care Equipment & Supplies : 0.32%
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	5.58	2-2-2024	1,309,514	1,313,194

Health Care Providers & Services : 0.32%
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	5.08	6-7-2023	429,539	416,653
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.49	9-2-2024	518,234	500,096
Team Health Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.98	2-6-2024	438,401	382,869
				1,299,618

Health Care Technology : 0.13%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.50%) ±	4.73	3-1-2024	535,000	533,577

Life Sciences Tools & Services : 0.07%
Syneos Health Incorporated (1 Month LIBOR +2.00%) ±	4.23	8-1-2024	270,918	270,140

Pharmaceuticals : 0.51%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.50	4-29-2024	290,754	264,769
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	5.38	6-2-2025	1,829,783	1,835,730
				2,100,499

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials : 2.68%
Aerospace & Defense : 0.59%
TransDigm Incorporated (3 Month LIBOR +2.50%) ±	4.83%	8-22-2024	$2,424,288	$2,401,063

Commercial Services & Supplies : 1.09%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.60	11-10-2023	1,150,283	1,152,158
Advantage Sales & Marketing LLC (3 Month LIBOR +3.25%) ±	5.58	7-25-2021	221,608	204,642
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) ±	8.83	7-25-2022	1,250,000	1,000,625
IAA Spinco Incorporated (2 Month LIBOR +2.25%) ±‡	4.63	6-28-2026	975,000	978,656
KAR Auction Services Incorporated (3 Month LIBOR +2.50%) ±	4.88	3-9-2023	40,099	40,048
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±	5.48	5-14-2022	956,211	938,282
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±	5.48	5-14-2022	167,461	164,321
				4,478,732

Electrical Equipment : 0.13%
Generac Power Systems Incorporated (1 Month LIBOR +1.75%) ±	4.15	5-31-2023	425,780	425,780
Resideo Funding Incorporated (3 Month LIBOR +2.00%) ±‡	4.33	10-24-2025	99,500	99,438
				525,218

Machinery : 0.70%
Altra Industrial Motion Corporation (1 Month LIBOR +2.00%) ±‡	4.23	10-1-2025	661,868	659,386
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.83	1-31-2024	799,977	802,977
Gates Global LLC (1 Month LIBOR +2.75%) ±	4.98	4-1-2024	598,578	595,693
Harsco Corporation (1 Month LIBOR +2.25%) ±	4.50	12-6-2024	19,274	19,298
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.23	8-21-2024	679,688	682,046
Restaurant Technologies Incorporated (1 Month LIBOR +3.25%) ±	5.48	10-1-2025	124,375	124,634
				2,884,034

Professional Services : 0.17%
TransUnion (1 Month LIBOR +2.00%) ±	4.23	4-10-2023	703,326	704,754

Information Technology : 1.46%
Communications Equipment : 0.19%
Ciena Corporation (1 Month LIBOR +2.00%) ±	4.27	9-26-2025	272,938	273,876
CommScope Incorporated (1 Month LIBOR +3.25%) ±	5.48	4-6-2026	500,000	500,125
				774,001

Electronic Equipment, Instruments & Components : 0.55%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.24	9-7-2023	2,232,446	2,237,692

IT Services : 0.41%
Applied Systems Incorporated (3 Month LIBOR +3.00%) ±	5.33	9-19-2024	393,744	392,295
Infor US Incorporated (3 Month LIBOR +2.75%) ±	5.08	2-1-2022	774,270	774,130
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	5.58	9-30-2022	138,574	138,545
WEX Incorporated (1 Month LIBOR +2.25%) ±	4.48	5-15-2026	397,977	398,192
				1,703,162

Software : 0.31%
Emerald TopCo Incorporated (3 Month LIBOR +3.50%) ±<	0.00	7-24-2026	1,000,000	997,250
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	4.48	4-16-2025	168,856	168,751
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	4.48	4-16-2025	114,964	114,892
				1,280,893

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value
Materials : 0.95%
Containers & Packaging : 0.95%
Berry Plastics Corporation (1 Month LIBOR +2.25%) ±	4.63%	10-1-2022	$387,258	$386,994
Flex Acquisition Company Incorporated (3 Month LIBOR +3.25%) ±	5.57	6-29-2025	733,889	702,009
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.98	2-5-2023	2,431,406	2,429,753
RING Container Technologies (1 Month LIBOR +2.75%) ±	4.98	10-31-2024	366,090	362,887
				3,881,643

Real Estate : 1.22%
Equity REITs : 0.80%
ESH Hospitality Incorporated (1 Month LIBOR +2.00%) ±	4.23	8-30-2023	1,130,909	1,131,610
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.23	3-21-2025	314,314	314,248
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	4.24	3-22-2024	1,936,430	1,814,589
				3,260,447

Mortgage REITs: 0.03%
Starwood Property Trust Incorporated ±<‡	0.00	7-10-2026	125,000	125,130
Real Estate Management & Development : 0.43%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.74	3-24-2024	959,046	956,821
Capital Automotive LP (1 Month LIBOR +6.00%) ±	8.23	3-24-2025	767,818	769,262
				1,726,083

Utilities : 0.16%
Independent Power & Renewable Electricity Producers : 0.16%
TerraForm Power Operating LLC (1 Month LIBOR +2.00%) ±‡	4.23	11-8-2022	664,875	664,044

Total Loans (Cost $83,237,369)				80,746,161

Non-Agency Mortgage-Backed Securities : 4.25%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	3.56	4-14-2029	500,000	500,026
Argent Securities Incorporated Series 2004-W5 Class AV3B (1 Month LIBOR +0.90%) ±	3.17	4-25-2034	46,383	46,587
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.66	7-10-2044	519,101	186,875
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	119,385	119,565
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	173,768	189,938
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	4.81	5-25-2035	308,668	315,439
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	5.00	4-25-2033	259,673	256,252
Bank Bank 2017 Bnk6 D 144a 144A	3.10	7-15-2060	1,000,000	905,496
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	195,000	202,211
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR +0.93%) 144A±	3.23	7-18-2027	500,000	498,363
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	23,120	23,500
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	51,945	52,378
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.88	9-10-2045	1,000,000	1,039,076
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.43	7-15-2030	518,072	513,943
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 (1 Month LIBOR +0.76%) ±	3.03	12-25-2033	6,673	6,677
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	1,032,437
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70	10-15-2045	1,000,000	952,164
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	198,083	201,564
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	517,036
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.54	12-10-2044	500,000	521,152
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.27	8-10-2046	303,000	308,716
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	4.56	10-25-2033	41,553	42,901

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	3.82	9-25-2032	$299,739	$281,642
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	4.47%	6-25-2033	61,872	62,468
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	4.70	3-25-2033	15,946	15,907
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.21	12-31-2027	500,000	500,071
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	2.59	11-25-2032	67,341	63,660
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.34	8-10-2043	4,926,674	46,141
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.17	5-10-2045	2,856,480	103,782
GSAA Home Equity Trust Series 2004-5 Class AF5	4.30	6-25-2034	485	485
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 (1 Month LIBOR +0.65%) ±	2.91	4-25-2035	832	833
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) 144A±	2.57	3-25-2035	29,760	29,660
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	39,938	39,801
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class E 144A±±	5.15	5-15-2045	400,000	380,172
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	54,136
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	4.92	7-25-2034	13,400	13,848
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	4.23	7-25-2034	33,159	34,035
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	4.64	6-25-2035	122,582	127,250
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	4.60	12-25-2033	212,494	216,951
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	4.26	1-25-2034	5,936	5,986
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	4.73	11-21-2034	9,512	9,873
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	1,605	1,649
MASTR Specialized Loan Trust Series 2005-3 Class A1 (1 Month LIBOR +0.36%) 144A±	2.63	11-25-2035	85,153	85,122
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	168,242	179,246
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	3.24	1-25-2029	53,052	53,622
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	3.38	5-20-2030	388,025	390,666
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.46	8-15-2045	3,949,963	136,885
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class D 144A±±	4.08	7-15-2046	1,000,000	981,544
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.15	8-15-2046	569,000	605,090
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 (1 Month LIBOR +1.05%) ±	3.32	12-27-2033	336,432	337,717
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.42	3-15-2045	900,000	929,773
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.36	9-25-2034	31,585	34,855
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	3.20	11-25-2034	1,088,905	1,092,270
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	3.49	4-20-2027	415,000	414,978
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±±	4.85	5-25-2035	3,827	3,827
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	3.03	4-20-2033	9,133	9,019
Sfave Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.39	1-5-2043	1,000,000	913,405
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	4.54	3-25-2034	32,993	33,061
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	3.41	11-25-2033	159,555	157,025
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.67	5-15-2033	2,961,533	61,540
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	88,659	95,449
Wind River CLO Limited Series 2013-2A Class BR (3 Month LIBOR +1.60%) 144A±	3.90	10-18-2030	500,000	493,469
Total Non-Agency Mortgage-Backed Securities (Cost $17,546,264)				17,429,209

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

		Expiration date	Shares	Value
Rights : 0.06%
Utilities : 0.06%
Independent Power & Renewable Electricity Producers : 0.06%
Vistra Energy Corporation †		12-31-2046	327,375	$261,900

Total Rights (Cost $340,913)				261,900

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 8.62%
Communication Services : 0.36%
Diversified Telecommunication Services : 0.09%
Intelsat Luxembourg SA	8.13%	6-1-2023	$475,000	383,420

Media : 0.12%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	465,000	466,163

Wireless Telecommunication Services : 0.15%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	615,831

Consumer Staples : 0.20%
Beverages : 0.20%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	796,465

Energy : 1.57%
Energy Equipment & Services : 0.32%
Valaris plc	5.75	10-1-2044	2,320,000	1,322,400

Oil, Gas & Consumable Fuels : 1.25%
Baytex Energy Corporation 144A	5.13	6-1-2021	1,450,000	1,448,188
Baytex Energy Corporation 144A	5.63	6-1-2024	1,575,000	1,504,093
Griffin Coal Mining Company Limited 144A††(a)	9.50	12-1-2016	1,122,015	0
Griffin Coal Mining Company Limited ††(a)	9.50	12-1-2016	91,731	0
Husky Energy Incorporated	4.40	4-15-2029	750,000	788,398
Rockpoint Gas Storage 144A	7.00	3-31-2023	1,375,000	1,392,188
				5,132,867

Financials : 3.24%
Banks : 1.09%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	808,121
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	671,900
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,006,216
Intelsat Connect Finance Company 144A	9.50	2-15-2023	400,000	358,880
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	844,375
Perrigo Finance Unlimited Company	4.38	3-15-2026	750,000	760,271
				4,449,763

Diversified Financial Services : 1.77%
Intelsat Jackson Holdings SA	5.50	8-1-2023	5,275,000	4,859,594
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	1,700,000	1,695,920
Trivium Packaging Finance BV 144A%%	5.50	8-15-2026	300,000	309,375
Trivium Packaging Finance BV 144A%%	8.50	8-15-2027	150,000	157,875
Tyco Electronics Group SA	3.50	2-3-2022	225,000	230,236
				7,253,000

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance : 0.38%
Fairfax Financials Hloldings Limited	4.85%	4-17-2028	$750,000	$799,596
Sompo International Holdings Limited	7.00	7-15-2034	575,000	762,507
				1,562,103
Health Care : 1.22%
Pharmaceuticals : 1.22%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	909,000	914,118
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000	390,000
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	770,000	775,544
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,940,000	1,985,493
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	325,000	336,944
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	575,000	606,625
				5,008,724

Industrials : 1.06%
Commercial Services & Supplies : 0.60%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,350,000	2,444,000

Electrical Equipment : 0.27%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	273,645
Sensata Technologies BV 144A	6.25	2-15-2026	800,000	847,000
				1,120,645

Road & Rail : 0.19%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	786,141

Materials : 0.81%
Containers & Packaging : 0.55%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000	380,811
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	765,172
OI European Group BV 144A	4.00	3-15-2023	1,100,000	1,105,500
				2,251,483

Metals & Mining : 0.26%
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	780,240
Vale Overseas Limited	4.38	1-11-2022	296,000	304,883
				1,085,123

Utilities : 0.16%
Electric Utilities : 0.16%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	670,319

Total Yankee Corporate Bonds and Notes (Cost $35,796,711)				35,348,447

Yankee Government Bonds : 0.18%
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	750,000	754,883
Total Yankee Government Bonds (Cost $744,957)				754,883

Short-Term Investments : 5.68%

	Yield		Shares
Investment Companies : 5.68%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.26		23,308,755	23,308,755

Total Short-Term Investments (Cost $23,308,755)				23,308,755

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Total investments in securities (Cost $587,092,233)	142.56%	$584,769,477
Other assets and liabilities, net	(42.56)	(174,577,796)

Total net assets	100.00%	$410,191,681

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
††	On the last interest date, partial interest was paid.
*	The Fund has stopped accruing interest on this security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:

BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
DKK	Danish krone
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
REIT	Real estate investment trust
RON	Romanian lei
ZAR	South African rand

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	8,394,594	93,725,432	78,811,271	23,308,755	$23,308,755	5.68%

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2019, the Fund had unfunded loan commitments of $3,818,938.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$5,517,045	$0	$5,517,045
Asset-backed securities	0	3,039,966	0	3,039,966
Common stocks
Materials	753	0	0	753
Corporate bonds and notes	0	302,154,500	0	302,154,500
Foreign corporate bonds and notes	0	20,754,988	0	20,754,988
Foreign government bonds	0	95,452,870	0	95,452,870
Loans	0	69,888,623	10,857,538	80,746,161
Non-agency mortgage-backed securities	0	17,429,209	0	17,429,209
Rights
Utilities	0	261,900	0	261,900
Yankee corporate bonds and notes	0	35,348,447	0	35,348,447
Yankee government bonds	0	754,883	0	754,883
Short-term investments
Investment companies	23,308,755	0	0	23,308,755

Total assets	$23,309,508	$550,602,431	$10,857,538	$584,769,477

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2018	$14,613,791
Accrued discounts (premiums)	3,052
Realized losses	(119,462)
Change in unrealized gains (losses)	(642,999)
Purchases	3,445,333
Sales	(5,005,333)
Transfers into Level 3	1,455,364
Transfers out of Level 3	(2,892,208)

Balance as of July 31, 2019	$10,857,538

Change in unrealized gains (losses) relating to securities still held at July 31, 2019	$(600,724)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.